Supplemental Cash Flow Information - Cash Flow From Investing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Net proceeds from sale of steelmaking coal business	$ 9,483	$ 0
Proceeds from sale of Fort Hills	0	1,014
Proceeds from other assets	55	34
Proceeds from sale of discontinued operations and other assets	$ 9,538	$ 1,048